Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 649,948,000.00
Previously Paid Amount	0.00
Total Fee Amount	89,757.82
Total Offset Amount	0.00
Net Fee	89,757.82
Narrative - Max Aggregate Offering Price	$ 649,948,000.00
Final Prospectus	true